Credit Risk - Summary of Residential Mortgages by Geographical Distribution (Detail) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 169,801	£ 165,356
New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	24,953	29,814
London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	42,600	41,400
London | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,100	7,500
Midlands and East Anglia | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	22,900	22,100
Midlands and East Anglia | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,700	4,300
North UK | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	23,100	22,700
North UK | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,300	3,800
Northern Ireland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,100	3,300
Northern Ireland | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	200	300
Scotland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,700	6,800
Scotland | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	800	1,200
South East Excluding London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	53,600	51,700
South East Excluding London | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	8,300	9,700
South West and Wales and Other | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	17,800	17,400
South West and Wales and Other | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,600	£ 3,000